FINANCIAL INSTRUMENTS (Narrative) (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Fair value adjustment of Warrants	$ 66	$ (3,028)	$ (3,304)	$ (5,703)